Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2016
Repurchase of shares [Abstract]
Schedule of share repurchase activity
	Total Number of
	ADSs Purchased as
	Part of the Publicly	Average Price
Periods	Announced Plan	Paid Per ADS
March 15 – March 30	408,985	6.22
April 1– April 14	457,900	6.61
May 2 – May 31	449,696	6.28
June 9 – June 30	111,459	5.24
July 1 – July 29	555,357	5.33
August 1 – August 30	229,695	5.83
September 6 – September 30	15,467	5.33
October 13 - October 27	31,400	5.11
November 18 – November 30	21,229	4.61
December 2 – December 30	173,312	4.02
Total	2,454,500